N-2 - USD ($)				3 Months Ended
		May 29, 2026	May 21, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Cover [Abstract]
Entity Central Index Key		0001493683
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		BLACKROCK TAXABLE MUNICIPAL BOND TRUST
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses

Sales load paid by you (as a percentage of offering price)(1)	1.00%
Offering expenses borne by the Trust (as a percentage of offering price)(2)	0.02%
Dividend reinvestment plan fees	$0.02 per share for open‑market purchases of common shares(3)
Dividend reinvestment plan sale transaction fee	$2.50 (3)

(1)
Represents the estimated commission with respect to the Trust’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Trust’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Trust’s common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per common share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on the market price of the Trust’s common shares at the time of any such sale.

(2)
Based on a sale price per common share of $15.59, which represents the last reported sale price per share of the Trust’s common shares on the NYSE on May 21, 2026. Assumes all of the common shares being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents the initial offering costs incurred by the Trust in connection with this offering, which are estimated to be $181,921. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Trust’s registration statement (the “Registration Statement”), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus Supplement and the accompanying Prospectus and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the offering.

(3)
Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 2.50
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.02%
Annual Expenses [Table Text Block]

Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Management Fees(4)(5)	0.82%
Other Expenses	2.29%
Miscellaneous Other Expenses(6)	0.06%
Interest Expense(7)	2.23%
Total Annual Expenses(6)	3.11%

(4)
The Trust currently pays the Advisor a monthly fee in arrears at an annual rate equal to 0.55% of the average daily value of the Trust’s managed assets. For purposes of calculating this fee, “Managed Assets” are determined as total assets of the Trust (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).

(5)
The Trust and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the investment advisory fees with respect to any portion of the Trust’s assets attributable to investments in any equity and fixed-income mutual funds and ETFs managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Trust pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be continued from year to year thereafter, provided that such continuance is specifically approved by the Advisor and the Trust (including by a majority of the Trust’s Independent Trustees). Neither the Advisor nor the Trust is obligated to extend the Fee Waiver Agreement. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Trust (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust (the “Independent Trustees”) or a majority of the outstanding voting securities of the Trust), upon 90 days’ written notice by the Trust to the Advisor.

(6)
The Total Annual Fund Operating Expenses and Miscellaneous Other Expenses do not correlate to the ratios of expenses to average net assets given in the Trust’s most recent annual financial statements and additional information, which do not include Acquired Fund Fees and Expenses.

(7)
Assumes the use of leverage in the form of reverse repurchase agreements representing 35% of Managed Assets at an annual interest expense to the Trust of 4.51%, which is based on current market conditions. The actual amount of interest expense borne by the Trust will vary over time in accordance with the level of the Trust’s use of reverse repurchase agreements and variations in market interest rates. Interest expense is required to be treated as an expense of the Trust for accounting purposes.

Management Fees [Percent]	[4],[5]	0.82%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[6]	0.06%
Other Annual Expense 2 [Percent]	[7]	2.23%
Other Annual Expenses [Percent]		2.29%
Total Annual Expenses [Percent]	[6]	3.11%
Expense Example [Table Text Block]
Example
The following example illustrates the expenses (including the sales load of $10.00 and offering costs of $0.19) that you would pay on a $1,000 investment in common shares, assuming (i) the Fee Waiver Agreement described above is only in effect for the first year, since it expires on June 30, 2028, and (ii) a 5% annual return:

	One Year	Three Years	Five Years	Ten Years
Total expenses incurred	$41	$105	$172	$349
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the Estimated Annual Expenses table are accurate, that the rate listed under Total Annual Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 41
Expense Example, Years 1 to 3		105
Expense Example, Years 1 to 5		172
Expense Example, Years 1 to 10		$ 349
Purpose of Fee Table , Note [Text Block]		The following table and example are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our common shares.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
Other Expenses, Note [Text Block]
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other Expenses” set forth in the Estimated Annual Expenses table are accurate, that the rate listed under Total Annual Expenses remains the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Management Fee not based on Net Assets, Note [Text Block]
(4)
The Trust currently pays the Advisor a monthly fee in arrears at an annual rate equal to 0.55% of the average daily value of the Trust’s managed assets. For purposes of calculating this fee, “Managed Assets” are determined as total assets of the Trust (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).

(5)
The Trust and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the investment advisory fees with respect to any portion of the Trust’s assets attributable to investments in any equity and fixed-income mutual funds and ETFs managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Trust pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be continued from year to year thereafter, provided that such continuance is specifically approved by the Advisor and the Trust (including by a majority of the Trust’s Independent Trustees). Neither the Advisor nor the Trust is obligated to extend the Fee Waiver Agreement. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Trust (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust (the “Independent Trustees”) or a majority of the outstanding voting securities of the Trust), upon 90 days’ written notice by the Trust to the Advisor.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		The Trust’s primary investment objective is to seek high current income, with a secondary objective of capital appreciation.
Share Price [Table Text Block]
PRICE RANGE OF COMMON SHARES
The following table sets forth, for the quarters indicated, the highest and lowest daily closing prices on the NYSE per common share, and the NAV per common share and the premium to or discount from NAV, on the date of each of the high and low market prices. The table also sets forth the number of common shares traded on the NYSE during the respective quarters.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price		Trading
During Quarter Ended	High	Low	High	Low	High	Low	Volume
March 31, 2026	$16.73	$15.66	$17.80	$16.89	(6.01)%	(7.28)%	11,994,573
December 31, 2025	$17.35	$16.26	$17.40	$17.36	(0.29)%	(6.34)%	20,331,369
September 30, 2025	$16.63	$15.60	$17.63	$16.78	(5.67)%	(7.03)%	9,582,202
June 30, 2025	$16.72	$15.44	$17.66	$16.45	(5.32)%	(6.14)%	9,835,739
March 31, 2025	$16.99	$16.06	$17.82	$16.83	(4.66)%	(4.58)%	8,034,741
December 31, 2024	$17.86	$15.84	$18.42	$17.13	(3.04)%	(7.53)%	17,286,712
September 30, 2024	$18.28	$16.15	$18.60	$17.22	(1.75)%	(6.21)%	17,271,289
June 30, 2024	$16.35	$15.47	$17.46	$16.95	(6.36)%	(8.73)%	12,289,373
March 31, 2024	$17.11	$16.11	$18.29	$17.50	(6.45)%	(7.94)%	13,630,760
As of May 21, 2026, the NAV per common share of the Trust was $16.72 and the market price per common share was $15.59, representing a discount to NAV of (6.76)%. Common shares of the Trust have historically traded at both a premium and discount to NAV.
As of May 21, 2026, the Trust has 61,792,514 common shares outstanding.

Common Shares [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0.02
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common shares
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 15.66	$ 16.26	$ 15.60	$ 15.44	$ 16.06	$ 15.84	$ 16.15	$ 15.47	$ 16.11
Highest Price or Bid				16.73	17.35	16.63	16.72	16.99	17.86	18.28	16.35	17.11
Lowest Price or Bid, NAV				16.89	17.36	16.78	16.45	16.83	17.13	17.22	16.95	17.50
Highest Price or Bid, NAV				$ 17.80	$ 17.40	$ 17.63	$ 17.66	$ 17.82	$ 18.42	$ 18.60	$ 17.46	$ 18.29
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(6.01%)	(0.29%)	(5.67%)	(5.32%)	(4.66%)	(3.04%)	(1.75%)	(6.36%)	(6.45%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(7.28%)	(6.34%)	(7.03%)	(6.14%)	(4.58%)	(7.53%)	(6.21%)	(8.73%)	(7.94%)
Share Price			$ 15.59
NAV Per Share			$ 16.72
Latest Premium (Discount) to NAV [Percent]			(6.76%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			common shares
Outstanding Security, Held [Shares]			61,792,514

[1]	Represents the estimated commission with respect to the Trust’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Trust’s common shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Trust’s common shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per common share of any such sale may be greater than or less than the price set forth under “Capitalization” below, depending on the market price of the Trust’s common shares at the time of any such sale.
[2]	Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by the Trust. However, you will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. You will also be charged a $2.50 sales fee and pay a $0.15 per share fee if you direct the Reinvestment Plan Agent to sell your common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
[3]	Based on a sale price per common share of $15.59, which represents the last reported sale price per share of the Trust’s common shares on the NYSE on May 21, 2026. Assumes all of the common shares being offered by this Prospectus Supplement and the accompanying Prospectus are sold. Represents the initial offering costs incurred by the Trust in connection with this offering, which are estimated to be $181,921. Offering costs generally include, but are not limited to, the preparation, review and filing with the SEC of the Trust’s registration statement (the “Registration Statement”), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of the Prospectus Supplement and the accompanying Prospectus and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the offering.
[4]	The Trust and the Advisor have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Advisor has contractually agreed to waive the investment advisory fees with respect to any portion of the Trust’s assets attributable to investments in any equity and fixed-income mutual funds and ETFs managed by the Advisor or its affiliates and other exchange-traded products sponsored by the Advisor or its affiliates, in each case that have a contractual management fee, through June 30, 2028. In addition, pursuant to the Fee Waiver Agreement, the Advisor has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Trust pays to the Advisor indirectly through its investment in money market funds managed by the Advisor or its affiliates, through June 30, 2028. The Fee Waiver Agreement may be continued from year to year thereafter, provided that such continuance is specifically approved by the Advisor and the Trust (including by a majority of the Trust’s Independent Trustees). Neither the Advisor nor the Trust is obligated to extend the Fee Waiver Agreement. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by the Trust (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust (the “Independent Trustees”) or a majority of the outstanding voting securities of the Trust), upon 90 days’ written notice by the Trust to the Advisor.
[5]	The Trust currently pays the Advisor a monthly fee in arrears at an annual rate equal to 0.55% of the average daily value of the Trust’s managed assets. For purposes of calculating this fee, “Managed Assets” are determined as total assets of the Trust (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
[6]	The Total Annual Fund Operating Expenses and Miscellaneous Other Expenses do not correlate to the ratios of expenses to average net assets given in the Trust’s most recent annual financial statements and additional information, which do not include Acquired Fund Fees and Expenses.
[7]	Assumes the use of leverage in the form of reverse repurchase agreements representing 35% of Managed Assets at an annual interest expense to the Trust of 4.51%, which is based on current market conditions. The actual amount of interest expense borne by the Trust will vary over time in accordance with the level of the Trust’s use of reverse repurchase agreements and variations in market interest rates. Interest expense is required to be treated as an expense of the Trust for accounting purposes.